SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation, Total	$ 4,089	$ 1,540	$ 26
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation, Total	1,773	430	0	[1]
Pre Commercialization Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation, Total	616	0	0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation, Total	$ 1,700	$ 1,110	$ 26

[1]	Represents an amount less than $ 1.